CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	MedTech Acquisition Corp Class A common stock Common Stock	MedTech Acquisition Corp Class B Common Stock Common Stock	MedTech Acquisition Corp Additional Paid-in Capital	MedTech Acquisition Corp Accumulated Deficit	MedTech Acquisition Corp	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2020		$ 625		$ (21,485,011)	$ (21,484,386)
Balance at the beginning (in shares) at Dec. 31, 2020		6,250,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income				4,767,283	4,767,283	$ (28,845,000)	$ (28,845,000)
Balance at the ending at Dec. 31, 2021		$ 625		(16,717,728)	(16,717,103)
Balance at the ending (in shares) at Dec. 31, 2021		6,250,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income				2,836,725	2,836,725	(7,873,000)	(7,873,000)
Balance at the ending at Mar. 31, 2022		$ 625		(13,881,003)	(13,880,378)
Balance at the ending (in shares) at Mar. 31, 2022		6,250,000
Balance at the beginning at Dec. 31, 2021		$ 625		(16,717,728)	(16,717,103)
Balance at the beginning (in shares) at Dec. 31, 2021		6,250,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income					5,222,964		(16,552,000)
Balance at the ending at Jun. 30, 2022		$ 625		(11,542,902)	(11,542,277)
Balance at the ending (in shares) at Jun. 30, 2022		6,250,000
Balance at the beginning at Dec. 31, 2021		$ 625		(16,717,728)	(16,717,103)
Balance at the beginning (in shares) at Dec. 31, 2021		6,250,000
Increase (Decrease) in Stockholders' Equity
Investment pursuant to business combination agreement			$ 82,741		82,741
Accretion of shares of Class A common stock to redemption amount			(82,741)	(2,088,562)	(2,171,303)
Net (loss) income				5,539,079	5,539,079	(47,187,000)	(47,187,000)
Balance at the ending at Dec. 31, 2022		$ 625		(13,267,211)	(13,266,586)
Balance at the ending (in shares) at Dec. 31, 2022		6,250,000
Balance at the beginning at Mar. 31, 2022		$ 625		(13,881,003)	(13,880,378)
Balance at the beginning (in shares) at Mar. 31, 2022		6,250,000
Increase (Decrease) in Stockholders' Equity
Accretion of shares of Class A common stock to redemption amount				(48,138)	(48,138)
Net (loss) income				2,386,239	2,386,239	(8,679,000)	(8,679,000)
Balance at the ending at Jun. 30, 2022		$ 625		(11,542,902)	(11,542,277)
Balance at the ending (in shares) at Jun. 30, 2022		6,250,000
Balance at the beginning at Dec. 31, 2022		$ 625		(13,267,211)	(13,266,586)
Balance at the beginning (in shares) at Dec. 31, 2022		6,250,000
Increase (Decrease) in Stockholders' Equity
Investment pursuant to business combination agreement			199,633		199,633
Capital Contribution by Sponsor			25,000		25,000
Accretion of shares of Class A common stock to redemption amount			(224,633)	(139,693)	(364,326)
Net (loss) income				(448,097)	(448,097)	(8,268,000)	(8,268,000)
Balance at the ending at Mar. 31, 2023		$ 625		(13,855,001)	(13,854,376)
Balance at the ending (in shares) at Mar. 31, 2023		6,250,000
Balance at the beginning at Dec. 31, 2022		$ 625		(13,267,211)	(13,266,586)
Balance at the beginning (in shares) at Dec. 31, 2022		6,250,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income					(1,443,136)		(22,242,000)
Balance at the ending at Jun. 30, 2023	$ 625			(15,120,607)	(15,119,982)
Balance at the ending (in shares) at Jun. 30, 2023	6,249,999	1
Balance at the beginning at Mar. 31, 2023		$ 625		(13,855,001)	(13,854,376)
Balance at the beginning (in shares) at Mar. 31, 2023		6,250,000
Increase (Decrease) in Stockholders' Equity
Investment pursuant to business combination agreement			90,056		90,056
Class B common stock converted into Class A common stock	$ 625	$ (625)
Class B common stock converted into Class A common stock (shares)	6,249,999	(6,249,999)
Accretion of shares of Class A common stock to redemption amount			$ (90,056)	(270,567)	(360,623)
Net (loss) income				(995,039)	(995,039)	$ (13,974,000)	$ (13,974,000)
Balance at the ending at Jun. 30, 2023	$ 625			$ (15,120,607)	$ (15,119,982)
Balance at the ending (in shares) at Jun. 30, 2023	6,249,999	1